Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Leisure Portfolio

May 31, 2020

LEI-QTLY-0720
1.802179.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Diversified Consumer Services - 4.1%
Education Services - 3.9%
Bright Horizons Family Solutions, Inc. (a)	60,400	$6,757,552
Chegg, Inc. (a)	66,800	4,080,144
Grand Canyon Education, Inc. (a)	53,600	5,230,824
		16,068,520
Specialized Consumer Services - 0.2%
Weight Watchers International, Inc. (a)	22,500	537,750

TOTAL DIVERSIFIED CONSUMER SERVICES		16,606,270

Food & Staples Retailing - 0.8%
Food Distributors - 0.8%
Performance Food Group Co. (a)	129,039	3,438,889
Hotels, Restaurants & Leisure - 90.5%
Casinos & Gaming - 12.5%
Aristocrat Leisure Ltd.	106,231	1,821,189
Boyd Gaming Corp.	16,500	352,770
Churchill Downs, Inc. (b)	114,100	15,137,647
Eldorado Resorts, Inc. (a)(b)	215,700	7,648,722
Galaxy Entertainment Group Ltd.	535,000	3,657,014
Las Vegas Sands Corp.	314,808	15,091,896
Penn National Gaming, Inc. (a)(b)	228,809	7,507,223
		51,216,461
Hotels, Resorts & Cruise Lines - 15.5%
Choice Hotels International, Inc.	54,800	4,429,484
Extended Stay America, Inc. unit	212,400	2,442,600
Hilton Grand Vacations, Inc. (a)	322,712	6,951,216
Hilton Worldwide Holdings, Inc.	253,297	20,088,985
Marriott International, Inc. Class A	223,093	19,743,731
Marriott Vacations Worldwide Corp.	32,000	2,874,560
Royal Caribbean Cruises Ltd. (b)	133,190	6,908,565
		63,439,141
Leisure Facilities - 3.4%
Planet Fitness, Inc. (a)	113,000	7,303,190
Vail Resorts, Inc.	32,000	6,346,560
		13,649,750
Restaurants - 59.1%
Chipotle Mexican Grill, Inc. (a)	26,250	26,352,638
Darden Restaurants, Inc.	135,500	10,414,530
Dunkin' Brands Group, Inc.	120,400	7,689,948
McDonald's Corp.	503,908	93,888,138
Noodles & Co. (a)(b)	69,500	407,270
Restaurant Brands International, Inc.	67,800	3,704,046
Starbucks Corp.	1,021,700	79,682,383
Wendy's Co.	299,100	6,358,866
Wingstop, Inc.	43,400	5,292,630
Yum! Brands, Inc.	89,116	7,996,379
		241,786,828

TOTAL HOTELS, RESTAURANTS& LEISURE		370,092,180

Multiline Retail - 1.9%
General Merchandise Stores - 1.9%
Dollar General Corp.	18,500	3,542,935
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	44,100	4,032,945
		7,575,880
Road & Rail - 0.8%
Trucking - 0.8%
Lyft, Inc. (a)	32,100	1,003,446
Uber Technologies, Inc.	63,100	2,291,792
		3,295,238
Textiles, Apparel & Luxury Goods - 0.9%
Apparel, Accessories & Luxury Goods - 0.9%
LVMH Moet Hennessy Louis Vuitton SE	9,100	3,817,681
TOTAL COMMON STOCKS
(Cost $272,901,841)		404,826,138

Money Market Funds - 5.2%
Fidelity Cash Central Fund 0.11% (c)	1,497,519	1,497,818
Fidelity Securities Lending Cash Central Fund 0.10% (c)(d)	19,829,687	19,831,670
TOTAL MONEY MARKET FUNDS
(Cost $21,329,488)		21,329,488
TOTAL INVESTMENT IN SECURITIES - 104.2%
(Cost $294,231,329)		426,155,626
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(17,234,214)
NET ASSETS - 100%		$408,921,412

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,626
Fidelity Securities Lending Cash Central Fund	7,999
Total	$9,625

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees(the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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